Expense Example	Prospectus #1 Calvert Global Equity Fund Class A 1 Year	Prospectus #1 Calvert Global Equity Fund Class A 3 Years	Prospectus #1 Calvert Global Equity Fund Class A 5 Years	Prospectus #1 Calvert Global Equity Fund Class A 10 Years	Prospectus #1 Calvert Global Equity Fund Class I 1 Year	Prospectus #1 Calvert Global Equity Fund Class I 3 Years	Prospectus #1 Calvert Global Equity Fund Class I 5 Years	Prospectus #1 Calvert Global Equity Fund Class I 10 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A 1 Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A 3 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A 5 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class A 10 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C 1 Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C 3 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C 5 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class C 10 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I 1 Year	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I 3 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I 5 Years	Prospectus #1 Calvert Global Small-Cap Equity Fund Class I 10 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A 1 Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A 3 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A 5 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class A 10 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I 1 Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I 3 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I 5 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class I 10 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 1 Year	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 3 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 5 Years	Prospectus #2 Calvert Floating-Rate Advantage Fund Class R6 10 Years
USD ($)	636	871	1,125	2,619	92	287	498	1,941	651	918	1,205	2,365	309	646	1,108	2,540	108	337	585	1,667	601	1,222	1,866	3,590	260	853	1,471	3,138	260	836	1,439	3,067